As filed with the U.S. Securities and Exchange Commission on September 4, 2019

File No. 333-195493

File No. 811-22961

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. __

Post-Effective Amendment No. 20

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 23

Alpha Architect ETF Trust

(Exact Name of Registrant as Specified in Charter)

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Address of Principal Executive Offices, Zip Code)

(215) 882-9983

(Registrant’s Telephone Number, including Area Code)

Wesley R. Gray

213 Foxcroft Road

Broomall, Pennsylvania 19008

(Name and Address of Agent for Service)

Copy to:

Michael Pellegrino, Esq.

Pellegrino, LLC

303 West Lancaster Avenue, Suite 302

Wayne, PA 19087

Approximate Date of Proposed Public Offering: As soon as practical after the effective date of this Registration Statement

It is proposed that this filing will become effective

[ ]	immediately upon filing pursuant to paragraph (b)
[X]	on October 11, 2019 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)
[ ]	on (date) pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box

[X]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 19 (the “Amendment”) to its Registration Statement (filed on June 25, 2019) until October 11, 2019. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”) and the Investment Company Act of 1940, the Trust certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 20 to the Registrant’s Registration Statement (File No. 333-195493) to be signed on its behalf by the undersigned, duly authorized, in the City of Broomall, State of Pennsylvania, on this 4th day of September, 2019.

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title

/s/ Wesley R. Gray	Trustee and President
Wesley R. Gray

/s/ John R. Vogel	Treasurer and Chief Financial Officer
John R. Vogel

/s/ Patrick Cleary	Secretary and Chief Compliance Officer
Patrick Cleary

/s/ Daniel Dorn	Trustee
Daniel Dorn*

/s/ Michael Pagano	Trustee
Michael Pagano*

/s/ Emeka Oguh	Trustee
Emeka Oguh*

By:	/s/ Wesley R. Gray
Wesley R. Gray
Attorney-in-Fact*

(Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 12 to the Registrant’s registration statement on January 24, 2019)